Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
FLEXSHARES® TRUST
FlexShares® US Quality Low Volatility Index Fund
FlexShares® Developed Markets ex‑US Quality Low Volatility Index Fund
FlexShares® Emerging Markets Quality Low Volatility Index Fund
SUPPLEMENT DATED AUGUST 1, 2022 TO THE PROSPECTUS DATED MARCH 1, 2022, AS SUPPLEMENTED
The FlexShares® US Quality Low Volatility Index Fund, FlexShares® Developed Markets ex‑US Quality Low Volatility Index Fund and FlexShares® Emerging Markets Quality Low Volatility Index Fund (collectively, the “Funds”) have each changed their classification from “non‑diversified” to “diversified” and therefore are now required to meet certain diversification requirements under the Investment Company Act of 1940. All references in the Prospectus with regard to the Funds being “non‑diversified” are hereby deleted in their entirety.

FlexShares US Quality Low Volatility Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
FLEXSHARES® TRUST
FlexShares® US Quality Low Volatility Index Fund
SUPPLEMENT DATED AUGUST 1, 2022 TO THE PROSPECTUS DATED MARCH 1, 2022, AS SUPPLEMENTED
The FlexShares® US Quality Low Volatility Index Fund, FlexShares® Developed Markets ex‑US Quality Low Volatility Index Fund and FlexShares® Emerging Markets Quality Low Volatility Index Fund (collectively, the “Funds”) have each changed their classification from “non‑diversified” to “diversified” and therefore are now required to meet certain diversification requirements under the Investment Company Act of 1940. All references in the Prospectus with regard to the Funds being “non‑diversified” are hereby deleted in their entirety.

FlexShares Developed Markets ex-US Quality Low Volatility Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
FLEXSHARES® TRUST
FlexShares® Developed Markets ex‑US Quality Low Volatility Index Fund
SUPPLEMENT DATED AUGUST 1, 2022 TO THE PROSPECTUS DATED MARCH 1, 2022, AS SUPPLEMENTED
The FlexShares® US Quality Low Volatility Index Fund, FlexShares® Developed Markets ex‑US Quality Low Volatility Index Fund and FlexShares® Emerging Markets Quality Low Volatility Index Fund (collectively, the “Funds”) have each changed their classification from “non‑diversified” to “diversified” and therefore are now required to meet certain diversification requirements under the Investment Company Act of 1940. All references in the Prospectus with regard to the Funds being “non‑diversified” are hereby deleted in their entirety.

FlexShares Emerging Markets Quality Low Volatility Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
FLEXSHARES® TRUST
FlexShares® Emerging Markets Quality Low Volatility Index Fund
SUPPLEMENT DATED AUGUST 1, 2022 TO THE PROSPECTUS DATED MARCH 1, 2022, AS SUPPLEMENTED
The FlexShares® US Quality Low Volatility Index Fund, FlexShares® Developed Markets ex‑US Quality Low Volatility Index Fund and FlexShares® Emerging Markets Quality Low Volatility Index Fund (collectively, the “Funds”) have each changed their classification from “non‑diversified” to “diversified” and therefore are now required to meet certain diversification requirements under the Investment Company Act of 1940. All references in the Prospectus with regard to the Funds being “non‑diversified” are hereby deleted in their entirety.